Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands						3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 31, 2023 USD ($) security shares	Dec. 27, 2023 shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) security segment shares	Dec. 31, 2022 USD ($) security	Nov. 10, 2023	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Number of operating segments | segment											1
Net sales						$ 79,013		$ 100,338	$ 158,985	$ 177,370	$ 315,362	$ 320,042
Cost of revenue						72,755		65,084	146,989	130,274	264,176	255,441
Accounts receivable, allowance for credit losses	$ 80			$ 80		80			80		80	82
Notes receivable, allowance for credit losses	827			$ 2,558		827			827		2,558	0
Realized losses on investment securities									46	243	$ 238	$ 400
Number of debt securities in an unrealized loss position | security				13							13	24
Fair value of debt securities in an unrealized loss position				$ 4,263							$ 4,263	$ 7,236
Fair value of debt securities in an unrealized loss position greater than one year				2,759							2,759	1,765
Unrealized loss on investments											395	98
Impairment loss											$ 0	0
Change in fair value of liability, location											Other income (expense)
Guaranteed Revenue Program, minimum term														28 months
Guaranteed Revenue Program, drawdown period														10 months
Customer deposit per aircraft														$ 1,250
Guaranteed revenue program deposits				$ 0							$ 0	37,500
Fractional ownership, contractual term (up to)				5 years							5 years
Gain on aircraft sold											$ 13,905	15,333
Period for stockholder approval of equity incentive plan													12 months
Capitalized sales commissions						283		211	536	543	1,315	1,053
Contract acquisition costs, current	546			$ 514		546			546		514	290
Contract acquisition costs, noncurrent	$ 704			$ 631		704			704		631	484
Amortization of contract costs						$ 272		$ 184	$ 547	$ 339	827	653
Advertising expense											$ 6,013	3,242
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life				7 years							7 years
Maximum
Product Information [Line Items]
Customer deposits				$ 500							$ 500
Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares		73,947	203,500		9,550,274		277,447
Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares					9,550,274
Employee Stock
Product Information [Line Items]
Number of shares reserved for issuance (in shares) | shares	1,500,000			1,500,000		1,500,000			1,500,000		1,500,000
Shares purchased by employees (in shares) | shares	0			0
Revenue Benchmark | Customer Concentration Risk | One Customer
Product Information [Line Items]
Net sales											$ 67,985	$ 125,360
Concentration risk, percentage											22.00%	39.00%
Accounts Receivable | Customer Concentration Risk | One Customer
Product Information [Line Items]
Concentration risk, percentage											12.00%	91.00%
Accounts receivable, net				$ 341							$ 341	$ 8,682
Cost of Revenue Benchmark | Supplier Concentration Risk | One Vendor
Product Information [Line Items]
Concentration risk, percentage											23.00%	16.00%
Cost of revenue											$ 60,909	$ 39,656